RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

29. RELATED PARTY TRANSACTIONS AND BALANCES

Transaction with Mr. Jun Zhu

Mr. Jun Zhu, the chairman and chief executive officer, provided loans of nil and nil to the Group in 2024 and 2025, respectively. The Group has repaid a total of RMB2.0 million and nil for the years ended December 31, 2024 and 2025, respectively. The loans were interest-free and the outstanding balance of nil and nil remained as of December 31, 2024 and 2025, respectively.

In November 2024, the Company issued a total of 50,000,000 Class B ordinary shares to Mr. Jun Zhu, at a price of $0.0297 per share. The transaction was valued at RMB 10,660,221 (USD$1,524,391), which approximates the fair value of the shares at the issuance date and is included in stock-based compensation expenses for the year ended December 31, 2024.

In May 2019, the issued and outstanding ordinary shares then held by Incsight, which is wholly owned by Mr. Jun Zhu, and the issued and outstanding ordinary shares then held by Mr. Jun Zhu himself, were re-designated and re-classified as Class B ordinary shares. All other ordinary shares then issued and outstanding were re-designated and re-classified as Class A ordinary shares. On the same date, the Company amended and restated then effective Amended and Restated Memorandum of Association and Articles of Association in their entirety and adopted the Second Amended and Restated Memorandum and Articles of Association which reflect, among other things, the changes to the capital structure of the Company. As a result of such changes, Mr. Jun Zhu holds the majority of the Company’s outstanding voting power and the Company became a “controlled company” as defined under Nasdaq Stock Market Rules.

Convertible notes receivable – related party

In August 2025, the company lent RMB7,132,030 (USD$1,019,867) to the Nanyang Biologics, a related party (see Note 11. Investments). The loan term was two years at interest rate of 8% per annum. As of December 31, 2025, accrued interest amounted to RMB173,689 (USD$24,837), and the total carrying amount of principal and accrued interest was RMB7,306 thousand (USD$1,045 thousand). Pursuant to the NYB CB Agreement, the Notes shall be converted into a certain number of NYB shares at the agreed conversion price prior to filing of preliminary listing documents for public listing of NYB shares, which shall not be later than 31 March 2026 or such other date as NYB and we may mutually agree in writing (“the Listing Deadline”). If NYB is not listed on or before the Listing Deadline, we have the right to convert notes into equity or request to repay the Notes together with accrued interest, at any time at our own discretion.

Transaction with Comtec

In June 2019, the Group entered into a share purchase agreement with Comtec Windpark Renewable (holdings) Co., Ltd. (“Comtec”), a wholly-owned subsidiary of Comtec Solar Systems Group Limited (SEHK: 00712) (“Comtec Group”), an entity affiliated with Kwok Keung Chau at that time., Kwok Keung Chau is an independent director of the Company. He resigned from Comtec Group in January 2020 so he is no longer an affiliate with Comtec. Pursuant to the share purchase agreement, the Company has issued 3,444,882 Class A ordinary shares to purchase 9.9% equity interest in Zhenjiang Kexin, a lithium battery management system and power storage system supplier.

Transaction with Shanghai ZSHX

Shanghai Zhong Shun Heng Xin Network Science and Technology Co., Ltd. (“Shanghai ZSHX”), the 49% noncontrolling interest holder of the Group’s Shanghai joint venture, received online gaming revenue on behalf of the Group by provision of payment channel. As of December 31, 2025, revenue - related party amounted to RMB7,854 thousand (USD$1,123 thousand), cost - related party amounted to RMB6,921 thousand (USD$990 thousand), accounts receivable - related party amounted to RMB6,284 thousand (USD$899 thousand), other receivable - related party amounted to RMB515 thousand (USD$74 thousand), and Accounts Payable - related party amounted to RMB3,629 thousand (USD$519 thousand). Accounts payable – related party primarily represents the amounts payable for game operating services provided by Shanghai ZSHX.